Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

8.	Leases

In the normal course of its business, the Group leases property, vehicles and land.

On 20 December 2022, the Group entered into a sale and leaseback transaction relating to its production facility at Benavente. The leaseback arrangement has an initial term of 20 years and will be automatically renewed for a further ten years unless the Group provides sufficient notice to terminate.

On January 1, 2021, the Group entered into a property sub-lease for office space with a related party. The property sub-lease has an initial term of five years and will be automatically renewed for a further five years if neither the landlord nor tenant provide sufficient notice to terminate. The Group has the option to terminate the sub-lease without penalty any time after the first anniversary of the lease provided sufficient notice is communicated to the landlord. The terms of this sub-lease agreement were negotiated on an arms-length basis.

The Group has estimated the duration of the property sub-lease to be four years from lease commencement, considering the cancellable period which represents a change of estimate from the prior year. At inception of this lease, we estimated that the term would only be two years. This change in estimate has been accounted for prospectively in these financial statements. The Group’s expansion plans mean the current sub-lease in Portugal may not be fit for purpose and therefore, the Group is expected to terminate the sub-lease within two years. The Group is currently exploring real estate opportunities in Portugal.

In Q4 2021, the Group entered into a license agreement for shared office space in Ireland. The license agreement has a term of 12 months and will be automatically renewed for another year if neither party provide sufficient notice to terminate before the end of the term. During Q4 2022, the Group extended its lease agreement by a further 24 months.

The vehicle leases commenced in July 2021 and since then, the Group has entered into eleven separate contracts. The duration of the contracts range from 48 to 60 months.

The land leases were entered into for the purpose of developing our Évora I and II projects. The two land leases were negotiated and signed with the respective owners for 30 years and are extendable. No new land leases were entered into during 2022.

The Group has elected not to recognise right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Information about leases for which the Group is a lessee is presented below.

i. Right-of-use assets

Right-of-use assets related to leased properties, vehicles and land are presented as property, plant and equipment.

	Equipment	Properties	Vehicles	Land	Total
	€’000	€’000	€’000	€’000	€’000

January 1, 2021	-	-	-	-	-
Additions right-of-use assets	-	650	267	194	1,111
Depreciation charge for the period	-	(293)	(19)	(8)	(320)
January 1, 2022	-	357	248	186	791
Additions right-of-use assets	48	6,673	274	-	6,995
Revaluation of right-of-use assets	-	708	-	-	708
Derecognition of right-of-use assets	-	-	(44)	-	(44)
Depreciation charge for the period	(3)	(360)	(84)	(7)	(454)
December 31, 2022	45	7,378	394	179	7,996

ii. Amounts recognized in the Consolidated statement of profit or loss and other comprehensive income.

	2022	2021	2020
	€’000	€’000	€’000
Interest on lease liabilities	32	22	-
Expenses relating to short-term leases	428	127	-
Depreciation of right-of-use assets	454	319	-

iii. Amounts recognized in statement of cash flows.

	2022	2021	2021
	€’000	€’000	€’000
Total cash outflow for leases	1,314	470	-

iv. Lease liabilities.

Lease liabilities are payable as follows.

	Future minimum lease payments 2022	Interest 2022	Present value of minimum lease payments 2022
	€’000	€’000	€’000
Less than one year	1,118	447	671
Between two and five years	3,749	1,925	1,824
More than five years	8,602	2,774	5,827
	13,469	5,146	8,322

Reconciliation of lease liabilities is as follows.

€’000
Balance at January 1, 2021	-
Payment of lease liabilities	(311)
New leases	1,111
Interest expense	22
Interest paid	(22)
Balance at January 1, 2022	800
Payment of lease liabilities	(445)
New leases	7,303
Revaluations	708
Derecognition	(44)
Interest expense	32
Interest paid	(32)
Balance at December 31, 2022	8,322

	2022	2021
	€’000	€’000
Non-current
Lease liability	7,651	411

Current
Lease liability (note 17)	671	389
Balance at period end	8,322	800

The Group discounted its remaining lease payments for the calculation of the lease liability using an incremental borrowing rate ranging between 3% and 6%.